ACCOUNTS RECEIVABLE - Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Receivables [Abstract]
Balance at the beginning of year	$ 66,839	$ 41,618	$ 47,162
Adoption of ASU 2016-13	0	16,284	0
Additions	15,972	7,749	178
Written off	(3,852)	(3,965)	(4,399)
Translation adjustment	(1,356)	5,153	(1,323)
Balance at the end of year	$ 77,603	$ 66,839	$ 41,618